Related Party Transactions - Schedule of Related Parties with Transactions (Details)	6 Months Ended
Dec. 31, 2024
Mr. Shoucheng Lei [Member]
Related Party Transaction [Line Items]
Relationship to the Group	A shareholder of the Group
Ocean Master Worldwide Corporation [Member]
Related Party Transaction [Line Items]
Relationship to the Group	Controlled by Mr. Shoucheng Lei, Ms. Luan Chen and Mr. Jun Li, shareholders of the Group
Topsheen Shipping Limited [Member]
Related Party Transaction [Line Items]
Relationship to the Group	Controlled by a family member of Mr. Jun Li
Topsheen Shipping Singapore Pte. Ltd.[Member]
Related Party Transaction [Line Items]
Relationship to the Group	Controlled by a family member of Mr. Jun Li
Topsheen Bulk Singapore Pte. Ltd. [Member]
Related Party Transaction [Line Items]
Relationship to the Group	Controlled by a family member of Mr. Jun Li
Xun Da Shipping Co. Limited [Member]
Related Party Transaction [Line Items]
Relationship to the Group	Controlled by Ocean Master Worldwide Corporation
Topsheen Shipping Group Limited [Member]
Related Party Transaction [Line Items]
Relationship to the Group	Controlled by Mr. Shoucheng Lei
Nanjing Top Confidence Marine Management Co., Ltd [Member]
Related Party Transaction [Line Items]
Relationship to the Group	Controlled by Mr. Shoucheng Lei
Mei Da Shipping Co. Limited [Member]
Related Party Transaction [Line Items]
Relationship to the Group	Controlled by Ocean Master Worldwide Corporation
Tong Da Shipping Co. Limited [Member]
Related Party Transaction [Line Items]
Relationship to the Group	Controlled by Ocean Master Worldwide Corporation
Keen Best Shipping Co Limited [Member]
Related Party Transaction [Line Items]
Relationship to the Group	Controlled by Ocean Master Worldwide Corporation